Reconciliation of Profit After Income Tax to Net Cash Flow from Operating Activities (Details) - AUD ($)	6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of profit after income tax to net cash flow from operating activities [Abstract]
Loss for the period	$ (8,561,862)	$ (5,640,258)
Depreciation on fixed assets	(12,417)	(57,217)
Depreciaton on leased assets	(23,215)
Other		6,261
Non-cash employee benefits expense - share-based payments	(1,577,720)
Net foreign exchange differences	(987,215)	127,825
(Increase)/decrease in provisions	(62,547)	54,447
Increase/(decrease) in trade and other receivables	1,916,120	(2,949,539)
Increase/(decrease) in other current assets	(229,445)	(322,036)
Increase/(decrease) in other non-current assets		72,979
(Increase)/decrease in trade and other payables	(255,505)	93,776
(Increase)/decrease in other current liabilities	388	(70,344)
(Increase)/decrease in other non-current liabilities		(10,784)
Net cash flows used in operating activities	$ (7,330,306)	$ (2,585,626)